Common Stock, Stock Options, Restricted Stock Awards and Warrants - Schedule of Fair Value of Stock Options Grants (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Fair Value of Stock Options Grants [Line Items]
Risk-free interest rate		4.66%
Expected dividend yield	0.00%	0.00%
Expected term		6 years 6 months
Expected volatility	85.00%	87.00%
Minimum [Member]
Schedule of Fair Value of Stock Options Grants [Line Items]
Risk-free interest rate	4.08%
Expected term	5 years 6 months
Maximum [Member]
Schedule of Fair Value of Stock Options Grants [Line Items]
Risk-free interest rate	4.18%
Expected term	6 years 6 months